Convertible Debentures Receivable (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure Of Convertible Note Receivable [Abstract]
Schedule of convertible debentures receivable
	July 31, 2020	July 31, 2019
12% Convertible debentures	$—	$12,024
Zero interest convertible debentures	—	1,330
Total	$—	$13,354